Risk Management - Summary of Sensitivity Analysis for Actuarial Assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase movements in discount rate on plan asset	1.00%	1.00%
Decrease movements in discount rate on plan asset	1.00%	1.00%
1% Increase	₩ 32,726	₩ 36,602
1% Decrease	32,726	36,602
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	460,237	473,627
1% Decrease	(412,611)	(413,799)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	(427,236)	(429,517)
1% Decrease	₩ 491,119	₩ 506,031